Other non-current liabilities - Narrative (Details) - USD ($) $ in Thousands		12 Months Ended
	Sep. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Dec. 31, 2023
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Deferred tax liabilities		$ 129	$ 173		$ 264
Contract liabilities		204	300		190
Contract liabilities		7,224	11,021		5,852
Non-current liabilities		11,280	9,000		7,387
Prepaid expenses		2,213	0		$ 0
Qualcomm Technologies, Inc | All Patents Licence
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Recognized revenues	$ 960	232	30
Net remaining contract liability		809	$ 930
Current contract liabilities		108
Non-current contract liabilities		701
Manufacturing Services Agreement
Purchase Commitment, Excluding Long-term Commitment1 [Line Items]
Contract liabilities		3,561		$ 3,000
Revenue from contracts with customers		43
Interest expense on other financial liabilities		604
Contract liabilities		1,104
Non-current liabilities		2,457
Prepayments		2,751
Current prepaid expenses		538
Prepaid expenses		$ 2,213